Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants	Warrants
The discussion on the Public Warrants and Private Placement Warrants is described in Note 8—"Warrants", to the consolidated financial statements included in “Item 8—Financial Statements and Supplementary Data” of our Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 10, 2022.
As of March 31, 2022, the Company had 8,625,000 Public Warrants outstanding with a balance of $28.0 million, classified as equity and presented within Additional Paid-In Capital on our condensed consolidated balance sheet. As of March 31, 2022, the Company also had 5,450,000 Private Placement Warrants outstanding with a balance of $3.3 million, classified as liability and presented within warrant liabilities on our condensed consolidated balance sheet. The warrant liabilities are remeasured on a recurring basis, with changes in fair value presented in the condensed consolidated statement of operations at each reporting period.
Warrants
As of December 31, 2021, the Company had 8,625,000 Public Warrants outstanding with a balance of $28.0 million, and classified as equity, and 5,450,000 Private Placement Warrants outstanding with a balance of $3.5 million, and classified as liability. These warrants are exercisable for the Company’s ordinary shares. Warrants may only be exercised for a whole number of shares at an exercise price of $11.50. These warrants expire five years from the closing of the Forward Recapitalization.
The ordinary shares underlying the warrants were registered on Rockley Photonics Holdings Limited's Registration Statement on Form S-4 (File No. 333-255019), filed with the SEC on April 2, 2021 and declared effective on July 22, 2021. The Company is obligated to issue ordinary shares upon exercise of a warrant.
Redemption of warrants when the ordinary share price equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the warrants in whole and not in part, at a price of $0.01 per warrant, upon not less than 30 days’ prior written notice of redemption to each warrant holder and if, and only if, the closing price of the Company’s ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.
The Company may redeem the warrants in whole and not in part no earlier than 90 days after they are first exercisable and prior to their expiration at a price equal to a number of the Company's ordinary shares based on the redemption date and the “fair market value” of the ordinary shares, upon not less than 30 days' prior written notice of redemption each warrant holder, and if, and only if, the closing price of the ordinary shares equals or exceeds $10.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, reclassifications, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders.
The Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, and are presented within warrant liabilities on our balance sheet. The warrant liabilities assumed from SC Health, and on a recurring basis, changes in fair value will be presented in the consolidated statement of operations at each reporting period. The Private Placement Warrants are considered to be a Level 3 liability, see Note 5 – Fair Value Measurements for description of the valuation methodology of the Private Placement Warrants.
The Public Warrants were accounted for as equity and are presented within Additional Paid-In Capital on our balance sheet. Although an event such as a qualifying cash tender offer could occur outside of the company’s control that would require net cash settlement, equity classification for the public warrants is not precluded per ASC 815-40-25 as such an event would be in connection with a change in control and all of the Company’s ordinary shareholders, as well as warrant holders, could participate and receive cash from the settlement.